Subsequent Events - Additional Information (Detail) - USD ($)	May 02, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding		560,000	560,000	560,000
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		50,000,000	50,000,000	50,000,000
Common Stock, Shares, Outstanding		5,750,000	5,750,000	5,750,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum Net Tangible Assets Upon Consummations Of Business Combination	$ 5,000,001
Payment of transaction expenses	$ 40,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Subsequent Event [Member] | New Avertix Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	2,970,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	1,150,000
Subsequent Event [Member] | Avertix Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | Lock Up Arrangements [Member] | Share Price Greater Than Or Equal To Twelve Point Five Zero Usd Per Share [Member]
Subsequent Event [Line Items]
Share Price	$ 12.5
Number of trading days after closing the share price	151 days
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Subsequent Event [Member] | Lock Up Arrangements [Member] | Share Price Greater Than Or Equal To Fifteen Usd Per Share [Member]
Subsequent Event [Line Items]
Share Price	$ 15
Number of trading days after closing the share price	151 days
Number of trading days for determining the share price	20 days
Number of consecutive trading days for determining the share price	30 days
Subsequent Event [Member] | Sponsor Support Agreement [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	5,750,000